Condensed Financial Statements of Parent Company	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Statements of Parent Company
24.	ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY
Rules
12-04(a)
and
4-08(e)(3)
of Regulation
S-X
require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of and for the same periods for which the audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together are material to consolidated net assets as of the end of the most recently completed fiscal year.
The following condensed financial statements of the Parent Company have been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Parent Company used the equity method to account for its investment in its subsidiaries and VIEs. Such investment is presented on the separate condensed balance sheets of the Parent Company as “Payables to subsidiaries and VIEs”. The Parent Company, its subsidiaries and VIEs were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. The Parent Company’s share of income from its subsidiaries and VIEs is reported as share of income from subsidiaries and VIEs in the condensed financial statements.
The Parent Company is a Cayman Islands company and, therefore, is not subjected to income taxes for all years presented. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.
As of December 31, 2020, there were no material commitments or contingencies, significant provisions for long-term obligations or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements.

Condensed Financial Information of the Parent Company
BALANCE SHEETS

	As of December 31,
	2019	2020
	RMB	RMB	US$ (Note 2 (e))
ASSETS
Current assets:
Cash and cash equivalents	2,028	2,888	443
Amounts due from subsidiaries and VIEs	892,324	866,102	132,736
Prepayments and other current assets	12,851	5,434	833
Short-term investment	139,524	64,910	9,948

Total current assets	1,046,727	939,334	143,960

Non-current assets:
Investment in equity fund	5,919	5,711	875

Total non-current assets	5,919	5,711	875

Total assets	1,052,646	945,045	144,835

LIABILITIES AND SHAREHOLDERS’ DEFICIT
Current liabilities:
Payables to subsidiaries and VIEs	3,209	3,415	523
Accrued expenses and other current liabilities	1,618	1,543	236

Total current liabilitie s	4,827	4,958	759
Non-current liabilities:
Investment payables to subsidiaries and VIEs	1,369,890	1,651,038	253,034
Other non-current liabilities	2,734	1,612	247

Total non-current liabilities	1,372,624	1,652,650	253,281
Total liabilities	1,377,451	1,657,608	254,040

Shareholders’ deficit
Class A ordinary shares (US$0.001 par value; 200,000,000 shares authorized; 29,580,351 and 29,926,647 shares iss ued and outstanding as of December 31, 2019 and 2020, respectively)	208	212	32
Class B ordinary shares (US$0.001 par value; 25,000,000 shares authorized, 19,675,674 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	121	121	19
Subscriptions receivable from founding shareholders	(122)	(201)	(31)
Treasury stock (US$0.001 par value; 591,200 and 781,011 shares as of December 31, 2019 and December 31, 2020, respectively)	(10,730)	(15,327)	(2,349)
Additional paid-in capital	1,167,884	1,198,852	183,732
Accumulated other comprehensive income	29,483	10,256	1,572
Accumulated deficit	(1,511,649)	(1,906,476)	(292,180)

Total shareholders’ deficit	(324,805)	(712,563)	(109,205)

Total liabilities and shareholders’ deficit	1,052,646	945,045	144,835

STATEMENTS OF COMPREHENSIVE LOSS

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$ (Note 2 (e))
Operating expenses:
General and administrative expense s	(5,807)	(11,787)	(12,549)	(1,922)

Total operating expenses	(5,807)	(11,787)	(12,549)	(1,922)

Loss from operations	(5,807)	(11,787)	(12,549)	(1,922)
Interest income	—	6,280	2,797	429
Investment income	48	87	—	—
Other loss, net	(1)	(46)	—	—
Loss from subsidiaries and VIEs	(482,306)	(569,315)	(385,075)	(59,015)

Loss before provision for income taxes	(488,066)	(574,781)	(394,827)	(60,508)
Provision for income taxes	—	—	—	—

Net loss	(488,066)	(574,781)	(394,827)	(60,508)
Series A Preferred share redemption value accretion	(1,978)	—	—	—
Series B Preferred share redemption value accretion	(10,140)	—	—	—
Series C Preferred share redemption value accretion	(15,899)	—	—	—

Net loss attributable to ordinary shareholders	(516,083)	(574,781)	(394,827)	(60,508)

Net loss	(488,066)	(574,781)	(394,827)	(60,508)
Other comprehensive income/(loss)
—Foreign currency translation adjustment, net of nil tax	16,403	13,165	(19,227)	(2,947)

Comprehensive loss	(471,663)	(561,616)	(414,054)	(63,455)

STATEMENTS OF CASH FLOWS

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$ (Note 2 (e))
Cash flows used in operating activities	(6,722)	(11,422)	(13,448)	(2,061)
Cash flows (used in)/provided by investing activities	(362,380)	(119,440)	18,176	2,786
Cash flows provided by/(used in) financing activities	438,923	(16,344)	4,285	657
Effect of exchange rate changes on cash	360	2,121	(8,153)	(1,250)

Net increase/(decrease) in cash and cash equivalents	70,181	(145,085)	860	132
Cash and cash equivalents, beginning of year	76,932	147,113	2,028	311

Cash and cash equivalents, end of year	147,113	2,028	2,888	443